Cover	Jun. 21, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 5, 2023, Treasure Global Inc (the “Company”) filed a Current Report on Form 8-K (the “Initial 8-K”) to report among other things the appointment of Michael Chan Meng Chun as the Company’s principal financial officer and principal accounting officer. This Amendment No. 1 to the Initial 8-K amends Item 5.02 to disclose the material terms of the Executive Employment Agreement entered into between the Company and Mr. Chan (the “Employment Agreement”), in which the Company appointed Mr. Chan as its Chief Financial Officer effective as of July 31, 2023. In addition, Item 9.01 of the Initial 8-K is amended to file the Employment Agreement as an exhibit.
Document Period End Date	Jun. 21, 2023
Entity File Number	001-41476
Entity Registrant Name	TREASURE GLOBAL INC
Entity Central Index Key	0001905956
Entity Tax Identification Number	36-4965082
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	276 5th Avenue
Entity Address, Address Line Two	Suite 704 #739
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	+6012
Local Phone Number	643 7688
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	TGL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false